Principal Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements Recurring - Short-term Investments - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Assets
Short-term investments — Wealth management products	¥ 115,436,080	¥ 129,770,000
Level 2
Assets
Short-term investments — Wealth management products	¥ 115,436,080	¥ 129,770,000